Debt - SVB Term Loan (Details) - Adagio Medical Inc - USD ($)		6 Months Ended		12 Months Ended
	Feb. 03, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt
Warrant liabilities		$ 417,000		$ 78,000
Silicon Valley Bank Term Loan
Debt
Principal amount	$ 2,000,000.0
Interest rate	7.00%
Variable interest rate	1.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Warrant liabilities	$ 35,600
Unamortized debt discount				19,400
Minimum required equity financing	40,000,000.0
Outstanding principal				1,900,000
Interest				200,000
SVB Intial Term Loan
Debt
Principal amount	3,000,000.0
SVB Subsequent Term Loan
Debt
Principal amount	$ 2,000,000.0	2,000,000.0
Unamortized debt discount		9,700		19,400
Outstanding principal		1,000,000.0		$ 2,000,000
Interest		$ 78,300	$ 100
Initial warrants
Debt
Shares issued	32,720
Warrant liabilities	$ 28,500
Additional warrants
Debt
Shares issued	16,360
Warrant liabilities	$ 7,100